Accounting Information and Policies - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Prior year restatement recognised in equity		€ 393
Net monetary gain/(loss)	€ 122
Hyperinflation restatement [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets	538
Hyperinflationary adjustment, property, plant and equipment	171
Increase in goodwill	369
Prior year restatement recognised in equity	393
Turnover	(75)
Operating profit	(37)
Net monetary gain/(loss)	122
IFRS sixteen [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Estimated increase in total assets	1,700
Estimated split in land and buildings	1,300
Estimated split in plant and machinery	400
Expected financial liabilities increase	1,900
Expected increase in depreciation	470
Reduction in operating lease expenses	550
Increase in operating profit	80
Expected increase in finance cost	90
Increase cash flows from operating activities	550
IFRS sixteen [member] | Europe [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Estimated increase in total assets	500
IFRS sixteen [member] | Americas [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Estimated increase in total assets	500
IFRS sixteen [member] | Asia/AMET/RUB [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Estimated increase in total assets	€ 700